Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,250,000
Previously Paid Amount	0
Total Fee Amount	725.03
Total Offset Amount	0
Net Fee	$ 725.03